Inventories (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Opening balance	$ 105,282	$ 96,284	$ 81,295
Increase in lower value	(6,987)	7,845	19,515
Additional provisions	(123)	3,176	573
Increase (decrease) in existing provisions	(6,262)	2,436	(178)
Provision used, other provisions	(3,736)	(139,506)	(4,921)
Total changes	(17,108)	8,998	14,989
Final Balance	$ 88,174	$ 105,282	$ 96,284